Deferred income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income
Schedule of deferred income

	As of December 31,
in 000€	2025	2024	2023
Deferred maintenance and license revenue	48,827	46,948	44,905
Deferred (project) fees	3,381	4,844	5,485
Deferred government grants	8,659	7,474	1,102
Total	60,867	59,266	51,492
current	43,523	45,998	40,791
non-current	17,344	13,268	10,701